Income Taxes (Details) - Schedule of Deferred Taxes Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 18,555,428	$ 13,499,811
Tax credits carryforwards	796,320	430,468
Stock-based compensation	1,580,038	1,511,849
Lease liability	486,473	722,126
Section 174 Capitalization	2,207,611	1,547,343
Loss on impairment of debt	3,326,129	3,288,363
Other	92,704	114,973
Total deferred tax assets	27,044,703	21,114,933
Valuation allowance	(26,414,533)	(20,217,400)
Net deferred tax assets	630,170	897,533
Deferred tax liabilities
Right of use assets	(486,473)	(722,127)
Fixed assets	(143,697)	(175,406)
Total deferred tax liabilities	(630,170)	(897,533)
Net deferred taxes